Due to Third Parties (Details) - Business Combination [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Due to Third Parties [Line Items]
Cash consideration payable	$ 12
Tar Sands Holdings II, LLC [Member]
Due to Third Parties [Line Items]
Cash consideration payable	$ 12